Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001411579
Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Registration File Number	333-293291
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES